Prepaid Expenses and Other Current Assets (Details) - Schedule of Prepaid Expenses and Other Current Assets - USD ($) $ in Thousands		Dec. 31, 2023	Dec. 31, 2022
Schedule of Prepaid Expenses and Other Current Assets [Abstract]
Export input VAT receivables	[1]	$ 2,848	$ 2,127
Deferred offering costs		1,419	940
Interest receivable		543	310
Advance to suppliers		490	1,165
Security deposits		240	372
Employee receivables and business advances		109	325
Insurance receivables on written-off accounts receivables	[2]		1,383
Others	[3]	21	151
Total		$ 5,670	$ 6,773

[1]	Export input VAT receivables mainly represent the refundable input VAT the Group has paid for the production of the products in PRC when declaring goods for export.
[2]	Insurance receivables on written-off accounts receivables mainly represent insurance claim receivables due from insurance companies. Insurance claims occurred during 2023 had been fully collected as of December 31, 2023.
[3]	Others mainly include prepaid miscellaneous service fee and prepaid rental fee.